Operating lease (Tables)	12 Months Ended
Dec. 31, 2020
Operating lease
Schedule of right of use asset and lease liability

	As at December 31
	2020	2019
Operating lease, right-of-use asset	1,662,510	1,745,464
Total operating lease, right-of-use asset	1,662,510	1,745,464
Current portion of operating lease obligations	463,559	289,231
Non-current portion of operating lease obligations	1,034,218	1,182,522
Total operating lease obligations	1,497,777	1,471,753

	For the years ended December 31
	2020	2019	2018
Foreign exchange loss/(gain) on operating leases	108,978	(73,207)	(200,504)
Total foreign exchange loss/(gain) on operating leases	108,978	(73,207)	(200,504)

Schedule of maturity of operating lease liabilities

As at December 31, 2020, the Company had the following maturity of operating lease obligations:

As at
December 31
2020
2021	473,361
2022	299,029
2023	269,859
2024	273,082
2025	277,062
2026	46,959
Total lease payments	1,639,352
Less imputed interest	(141,575)
Present value of lease liabilities	1,497,777